Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments
Schedule of contractual amounts of financial instruments with off-balance-sheet risk

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$4,046,134	$774,000	$18,054,533	$2,896,500
Unused lines of credit	1,254,057	58,555,975	2,789,175	48,102,533
Standby letters of credit	5,342,944	—	274,039	—